Financial Risk Management (Details) - Schedule of the Opening and Closing Fair Value Balance of Level 2 Financial Instruments - Put Option [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Financial Risk Management (Details) - Schedule of the Opening and Closing Fair Value Balance of Level 2 Financial Instruments [Line Items]
Derivative financial instruments	$ 1,677,178
Issuance of put option at fair value
Gain included in profit or loss on change in fair value	(228,178)
Derivative financial instruments	$ 1,449,000